Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000000110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Average Annual Return, Percent	6.29%	0.91%	1.90%
Bloomberg Municipal Bond 7 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: 7 Year Index (6-8)
Average Annual Return, Percent	4.91%	1.07%	2.07%
Bloomberg U S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index (broad-based index)
Average Annual Return, Percent	6.67%	0.92%	2.21%